SUBSEQUENT EVENTS (Details 1) - USD ($)	3 Months Ended				9 Months Ended			12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Business Acquisition [Line Items]
Sales								$ 1,919,779
Net loss for the period	$ (2,322,772)	$ (1,004,092)	$ (1,501,618)	$ (7,634,146)	$ 2,537,766	$ 2,040,240	$ (2,464,747)	$ 1,036,148	$ (5,593,906)	$ (10,098,893)